Dividends - Summary of Interim Financial Reporting (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of dividends [line items]
Dividend per share (pence)	£ 80	£ 80	£ 80
Total dividend	£ 3,961	£ 3,940	£ 3,916
First interim [member]
Disclosure of dividends [line items]
Paid	Jul. 11, 2019	Jul. 12, 2018	Jul. 13, 2017
Dividend per share (pence)	£ 19	£ 19	£ 19
Total dividend	£ 940	£ 934	£ 928
Second interim [member]
Disclosure of dividends [line items]
Paid	Oct. 10, 2019	Oct. 11, 2018	Oct. 12, 2017
Dividend per share (pence)	£ 19	£ 19	£ 19
Total dividend	£ 941	£ 934	£ 929
Third interim [member]
Disclosure of dividends [line items]
Paid	Jan. 09, 2020	Jan. 10, 2019	Jan. 11, 2018
Dividend per share (pence)	£ 19	£ 19	£ 19
Total dividend	£ 941	£ 935	£ 929
Fourth interim [member]
Disclosure of dividends [line items]
Paid	Apr. 09, 2020	Apr. 11, 2019	Apr. 12, 2018
Dividend per share (pence)	£ 23	£ 23	£ 23
Total dividend	£ 1,139	£ 1,137	£ 1,130